ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net cash provided by operating activities	$ (18,894)	$ (178,775)	$ (136,841)
Cash flow from an investing activity:
Net cash used in investing activities	(161,540)	(453,395)	(407,235)
Cash flow from a financing activity:
Net proceeds from (payments for) issuance of shares	0	299,159	(445)
Cash provided by (used in) a financing activity	(100,902)	643,109	471,508
(Decrease) increase in cash, cash equivalents and restricted cash	(281,483)	10,234	(75,940)
Cash, cash equivalents and restricted cash at beginning of year	509,653	499,419	575,359
Cash, cash equivalents and restricted cash at end of year	228,170	509,653	499,419
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	1	830	472
Cash flow from an investing activity:
Capital contribution to a subsidiary	0	(300,000)	0
Net cash used in investing activities	0	(300,000)	0
Cash flow from a financing activity:
Net proceeds from (payments for) issuance of shares	0	299,159	(445)
Cash provided by (used in) a financing activity	0	299,159	(445)
(Decrease) increase in cash, cash equivalents and restricted cash	1	(11)	27
Cash, cash equivalents and restricted cash at beginning of year	27	38	11
Cash, cash equivalents and restricted cash at end of year	$ 28	$ 27	$ 38